Share-based Compensation (Details 3)	12 Months Ended																												12 Months Ended
	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2013 Stock Options CNY	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2013 Stock Options Employees	Dec. 31, 2012 Stock Options Employees	Dec. 31, 2011 Stock Options Employees	Dec. 31, 2011 Stock Options Senior Management	Dec. 31, 2012 Stock Options Director and Consultants	Dec. 31, 2011 Stock Options Director and Consultants	Dec. 31, 2013 RSUs USD ($)	Dec. 31, 2013 RSUs CNY	Dec. 31, 2012 RSUs USD ($)	Dec. 31, 2012 RSUs CNY	Dec. 31, 2011 RSUs USD ($)	Dec. 31, 2011 RSUs CNY	Dec. 31, 2013 RSUs Employees	Dec. 31, 2012 RSUs Employees	Dec. 31, 2011 RSUs Employees	Dec. 31, 2012 RSUs Senior Management	Dec. 31, 2011 RSUs Senior Management	Dec. 31, 2013 RSUs Director and Consultants	Dec. 31, 2012 RSUs Director and Consultants	Dec. 31, 2011 RSUs Director and Consultants	Dec. 31, 2013 2000 Stock Incentive Plan USD ($)	Dec. 31, 2013 2000 Stock Incentive Plan CNY	Dec. 31, 2013 2009 RSU Plan USD ($)	Dec. 31, 2013 2009 RSU Plan CNY
Share-based Compensation
Total unrecognized compensation cost related to unvested awards																											$ 0	0	$ 85,100,000	515,400,000
Weighted average remaining vesting period over which unrecognized compensation cost is recognized																													3 years 2 months 24 days	3 years 2 months 24 days
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)	525,000	525,000	5,454,000	5,454,000	21,056,000	21,056,000	525,000	4,517,000	17,369,000	1,875,000	937,000	1,812,000
Exercised (in shares)	(240,000)	(240,000)	(4,929,000)	(4,929,000)	(15,539,000)	(15,539,000)	(240,000)	(3,992,000)	(13,664,000)	(1,875,000)	(937,000)
Expired/forfeited (in shares)	0	0			(63,000)	(63,000)			(63,000)
Reclassification due to position change (in shares)									875,000			(875,000)
Outstanding at the end of the period (in shares)	285,000	285,000	525,000	525,000	5,454,000	5,454,000	285,000	525,000	4,517,000			937,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 1.659		$ 0.877		$ 0.767
Exercised (in dollars per share)	$ 1.659		$ 0.794		$ 0.728
Expired/forfeited (in dollars per share)					$ 0.728
Outstanding at the end of the period (in dollars per share)	$ 1.659		$ 1.659		$ 0.877
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)													20,725,000	20,725,000	14,652,000	14,652,000	9,100,000	9,100,000	20,460,000	12,372,000	8,380,000	1,700,000		265,000	580,000	720,000
Granted (in shares)													18,658,000	18,658,000	18,716,000	18,716,000	17,802,000	17,802,000	18,371,000	18,451,000	12,854,000		4,368,000	287,000	265,000	580,000
Vested (in shares)													(13,083,000)	(13,083,000)	(8,680,000)	(8,680,000)	(6,034,000)	(6,034,000)	(12,818,000)	(8,390,000)	(5,024,000)		(290,000)	(265,000)	(290,000)	(720,000)
Forfeited (in shares)													(861,000)	(861,000)	(3,963,000)	(3,963,000)	(6,216,000)	(6,216,000)	(861,000)	(1,973,000)	(3,838,000)	(1,700,000)	(2,378,000)		(290,000)
Outstanding at end of the period (in shares)													25,439,000	25,439,000	20,725,000	20,725,000	14,652,000	14,652,000	25,152,000	20,460,000	12,372,000		1,700,000	287,000	265,000	580,000
Total intrinsic value of options exercised and the total fair value of restricted share units vested
Total intrinsic value exercised	200,000	1,400,000	6,300,000	39,100,000	17,200,000	111,200,000
Total fair value vested													$ 27,300,000	165,300,000	$ 18,600,000	115,800,000	$ 11,000,000	71,200,000